Putnam Investments
                                        One Post Office Square
                                        Boston, MA 02109
                                        March 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: The Putnam Fund for Growth and Income (Reg. No. 2-13644) (811-00781)
    (the "Fund") Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 108 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement.

Comments or questions concerning this certificate may be directed to James F. Clark, Esq. at 1-800-225-2465, ext. 18939.

                                        Very truly yours,

                                        The Putnam Fund for Growth and Income

                                        /s/ Charles E. Porter
                                    By: ____________________________________
                                        Charles E. Porter
                                        Executive Vice President, Associate
                                        Treasurer and Principal Executive
                                        Officer

cc: John Ferrie, Esq.